Non-controlling Interests - Net Loss Attributable to Non-Controlling Interest (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Non-controlling interests	$ (16,361)	$ (10,822)		$ (35,689)	$ (90,234)
Redeemable non-controlling interests, held by related party	7,072	0		13,914	0
Change to tax attributes accelerated HLBV income			$ 55,900
Net effect of non-controlling interests	147,336	54,640		221,256	(7,174)	$ 79,089
Other Noncontrolling Interests
Noncontrolling Interest [Line Items]
Non-controlling interests	476	431		1,293	1,125
Noncontrolling Interest
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests	(9,289)	(10,822)		(21,775)	(90,234)	$ (105,899)
Class A Units | Class A Partnership Units
Noncontrolling Interest [Line Items]
Non-controlling interests	(14,496)	(9,572)		(32,335)	(86,344)
Non-controlling interests - redeemable partnership units	$ (2,341)	$ (1,681)		$ (4,647)	$ (5,015)